Goodwill And Intangible Assets (Goodwill Activity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets [Line Items]
Balance	$ 1,502,434	$ 1,488,134
Acquisitions	200,402	14,300
Other	(267)
Balance	1,702,569	1,502,434
Software And Analytics [Member]
Goodwill and Intangible Assets [Line Items]
Balance	431,669	431,669
Acquisitions	149,866
Balance	581,535	431,669
Network Solutions [Member]
Goodwill and Intangible Assets [Line Items]
Balance	574,559	574,559
Acquisitions	46,511
Other	(267)
Balance	620,803	574,559
Technology-Enabled Services [Member]
Goodwill and Intangible Assets [Line Items]
Balance	496,206	481,906
Acquisitions	4,025	14,300
Balance	$ 500,231	$ 496,206